SIGNIFICANT ACCOUNTING POLICIES (Schedule of Reconciliation of Cash and Restricted Cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 50,937	$ 88,753	$ 51,602
Restricted cash – short term	15,867	14,699	9,472
Bank deposits	24,568	0	0
Restricted cash – long term	4,590	0	0
Total cash, cash equivalents, restricted cash and bank deposits shown in the statement of cash flows	$ 95,962	$ 103,452	$ 61,074	$ 54,845